Net Foreign Exchange Loss	12 Months Ended
Jun. 30, 2022
Net Foreign Exchange Loss Gain [Abstract]
Net Foreign Exchange Loss

Note 12. Net Foreign Exchange Loss

	2022	2021	2020

	US$	US$	US$
Net foreign exchange loss	(2,813,993)	(11,011,961)	(265,989)
Total net foreign exchange loss	(2,813,993)	(11,011,961)	(265,989)

Exchange differences arising on the translation of monetary items are recognized in the Statements of Profit and Loss and other Comprehensive Income, except where deferred in equity as a qualifying cash flow or net investment hedge. After the Company’s US IPO where the Company raised US$128 million, the Company entered into an Australian dollar denominated term deposit worth US$100 million (AUD141.9million) maturing on February 3, 2021. The Company simultaneously entered into a foreign currency exchange contract under which the term deposit converted back to US dollars at effectively the same foreign exchange rate as when the term deposit was entered into. As the Group’s functional currency was the Australian dollar (A$) until December 31, 2020, the Group recorded a foreign exchange loss of US$9milion in relation to this transaction.